[DECHERT LLP LETTERHEAD]

November 23, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attn: Keith O’Connell

Re:	ALPS ETF Trust (the “Trust”)
File Nos. 333-148826 and 811-22175

Dear Mr. O’Connell:

On behalf of the Trust, attached herewith for filing is Post-Effective Amendment No. 11 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, concerning the offering of one new series of the Trust.

If you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz